Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Total
Balance at Dec. 31, 2013	$ 5,195	$ 33,385	$ 40,086	$ (769)	$ (3,517)	$ 74,380
Increase (Decrease) in Stockholders' Equity
Net income	0	0	7,654	0	0	7,654
Other comprehensive loss	0	0	0	(459)	0	(459)
Stock based compensation expense	0	20	0	0	0	20
Stock dividend	201	2,496	(2,697)	0	0	0
Cash dividends declared, common stock	0	0	(1,027)	0	0	(1,027)
Balance at Dec. 31, 2014	5,396	35,901	44,016	(1,228)	(3,517)	80,568
Increase (Decrease) in Stockholders' Equity
Net income	0	0	8,599	0	0	8,599
Other comprehensive loss	0	0	0	(790)	0	(790)
Stock based compensation expense	0	10	0	0	0	10
Stock dividend	209	2,638	(2,847)	0	0	0
Purchase of treasury stock	0	0	0	0	(33)	(33)
Cash dividends declared, common stock	0	0	(1,068)	0	0	(1,068)
Balance at Dec. 31, 2015	5,605	38,549	48,700	(2,018)	(3,550)	87,286
Increase (Decrease) in Stockholders' Equity
Net income	0	0	7,282	0	0	7,282
Other comprehensive loss	0	0	0	(1,783)	0	(1,783)
Stock based compensation expense	0	17	0	0	0	17
Stock dividend	217	2,932	(3,149)	0	0	0
Purchase of treasury stock	0	0	0	0	(623)	(623)
Cash dividends declared, common stock	0	0	(1,162)	0	0	(1,162)
Balance at Dec. 31, 2016	$ 5,822	$ 41,498	$ 51,671	$ (3,801)	$ (4,173)	$ 91,017